Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Accumulated Other Comprehensive Income Reclassifications [Roll Forward]
Beginning balance			$ 0
Current period other comprehensive income	1,521	0	957	0
Ending balance	$ 957		$ 957